Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations [Abstract]
Schedule Of Asset Retirement Obligations

	December 31,
	2012	2011
Net asset retirement obligation at January 1	$11,545	$9,877
Liabilities incurred	425	140
Acquisitions	1,358	1,744
Accretion expense	696	508
Changes in estimate	—	(724)
Net asset retirement obligation at December 31	$14,024	$11,545